Major Customers and Geographic Areas	12 Months Ended
Mar. 31, 2014
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Major Customers and Geographic Areas
11.	Major Customers and Geographic Areas

For the year ended March 31, 2014, the company had three carriers that accounted for 47%, 31% and 6% of revenues and 43%, 33% and 6% of accounts receivable, respectively.

For the year ended March 31, 2013, the company had two carriers that accounted for 70% and 10% of revenues and 65% and 16% of accounts receivable, respectively.

For the year ended March 31, 2014, approximately 94% and 6% of the company’s revenues were from domestic and international operations respectively, with 100% of the company’s revenues coming from one customer in Mexico.

For the year ended March 31, 2013, approximately 90% and 10% of the company’s revenues were from domestic and international operations respectively, with 100% of the company’s revenues coming from one customer in Mexico.